Segment and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segment and Geographic Information

10. Segment and Geographic Information

Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, or CODM, who is our chief executive officer, in deciding how to allocate resources and assess our financial and operational performance. Our CODM evaluates our financial information and resources and assesses the performance of these resources on a consolidated and aggregated basis. As a result, we have determined that our business operates in a single operating segment.

Our operations outside the United States include sales offices in Canada, Germany, Czech Republic, and the United Kingdom. Revenue by location is determined by the billing address of the customer. The following sets forth our revenue by geographic region (in thousands):

	Six Months Ended June 30,
	2017	2016
United States	$46,293	$31,474
International	12,571	6,892

Total	$58,864	$38,366

No countries outside the United States comprised more than 10% of revenue for any of the periods presented.

17. Segment and Geographic Information

We operate as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, or CODM, who is our chief executive officer, in deciding how to allocate resources and assess our financial and operational performance. Our CODM evaluates our financial information and resources and assesses the performance of these resources on a consolidated and aggregated basis. As a result, we have determined that our business operates in a single operating segment.

Our operations outside the United States include sales offices in Canada, Germany, and the United Kingdom. Revenue by location is determined by the billing address of the customer. The following sets forth our revenue by geographic region (in thousands):

	Year Ended December 31,
	2014	2015	2016
United States	$33,135	$46,078	$69,420
International	4,849	7,743	16,370

Total	$37,984	$53,821	$85,790

No countries outside the Unites States comprised more than 10% of revenue for any of the years presented.

As of December 31, 2015 and 2016, substantially all of our property and equipment was located in the United States.